34. Insurance coverage (Details 1) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Property And Equipment And Inventories [Member]
Disclosure of types of insurance contracts [line items]
Covered risks	Operating risks
Amount insured	R$ 26,120
Business Interruption [Member]
Disclosure of types of insurance contracts [line items]
Covered risks	Loss of profits
Amount insured	R$ 12,306
Cars And Others [Member]
Disclosure of types of insurance contracts [line items]
Covered risks	Damages
Amount insured	R$ 378